Discontinued Operations - Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (64)	$ (431)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	0
Cost of sales	0	(119)
Gross profit	0	119
General and administrative	64	525
Research and development	0	24
Sales and marketing	0	1
Total operating expenses	64	550
Operating loss from discontinued operations	(64)	(431)
Loss from discontinued operations, before income taxes	(64)	(431)
Income tax benefit (expense)	0	0
Net loss from discontinued operations	$ (64)	$ (431)